Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
12.	Subsequent Events
The Company has evaluated subsequent events for recognition and disclosure purposes in the unaudited consolidated financial statements as of September 30, 2022, and the nine months then ended, through November 17, 2022, the date the financial statements were available to be issued and, for disclosure purpose, through January 12, 2023. Except as described below, or as otherwise indicated in the footnotes, the Company has concluded that no events or transactions have occurred that require disclosure.
Funding Commitment Letter
On
 October 17, 2022, Sorrento and the Company entered into a letter agreement (the “Funding Commitment Letter”). Pursuant to the terms of the Funding Commitment Letter, upon the written request of the Company (which request the Company shall make to the extent necessary to satisfy the closing condition in the BCA that requires the combined company to have $
5,000,001
in net tangible assets as of immediately following the effective time of the Business Combination (the “Effective Time”) under the BCA (the “Net Tangible Assets Condition”)), Sorrento agreed to fund one or more loans to the Company in the amount set forth in such written request (a “Loan Request”); provided, that any amounts funded by Sorrento in respect of any Loan Request were to be treated as Outstanding Indebtedness for all purposes under the Debt Exchange Agreement and included in
the calculation of the Aggregate Outstanding Amount thereunder with such amount to be contributed to the Company in exchange for shares of Legacy Scilex preferred stock. The Funding Commitment Letter also provides that, in no event shall the aggregate amount of loans made and funded by Sorrento pursuant to Loan Requests exceed the lesser of (a) $10,000,000 and (b) an amount that, when taken together with all other Outstanding Indebtedness, will result in the Aggregate Outstanding Amount equaling $310,000,000. The Company did not draw funds from the Funding Commitment Letter at the Effective Time.
Amendment to Amended and Restated Certificate of Incorporation
On
 November 10, 2022, the Company filed with the Secretary of State of the State of Delaware (i) a Certificate of Amendment to its Amended and Restated Certificate of Incorporation to increase the authorized number of shares of preferred stock of the Company from
20,000,000
to
45,000,000
and (ii) a certificate of designation setting forth the designations, powers, rights and preferences and qualifications, limitations and restrictions of the Series A Preferred Stock, par value $
0.0001
per share, of Legacy
Scilex.
Sorrento Absorbed Liabilities
In October
and November 2022, Sorrento entered into agreements with certain of the Company’s third party professional service providers to assume $
11.9
 million of liabilities accrued by the Company, of which $
10.0
 million and $
1.9
 million were recorded under accounts payable and accrued expenses, respectively, within the consolidated balance sheet. The liabilities assumed by Sorrento were reclassified under related party payable within the consolidated balance sheet and subsequently exchanged on November 10, 2022 under the terms of the Debt Exchange
Agreement (see Note 10).
Committed Equity Financings
On November 17, 2022, the Company entered into a standby equity purchase agreement (the “Yorkville Purchase Agreement”) with YA II PN, Ltd., a Cayman Islands exempt limited partnership (“YA II”). Pursuant to the Yorkville Purchase Agreement, the Company has the right to sell to YA II, from time to time during the term of the Yorkville Purchase Agreement, up to $500,000,000 of shares of New Scilex common stock, subject to certain limitations and conditions set forth therein. Upon the satisfaction of the conditions to YA II’s purchase obligation set forth in the Yorkville Purchase Agreement, including that a registration statement with respect to the shares to be issued to YA II thereunder be declared effective by the SEC, the Company will have the right, but not the obligation, from time to time at its discretion until the first day of the month next following the
36-month
anniversary of the date on which such registration statement has been declared effective by the SEC, to direct the YA II to purchase a specified amount of shares of Common Stock (each such sale, a “Yorkville Advance”) by delivering written notice to YA II (each, a “Yorkville Advance Notice”).
While there is no mandatory minimum amount for any Yorkville Advance, Yorkville Advance may be for a number of shares of New Scilex common stock not to exceed

200
% of the average of the daily trading volume of the New Scilex common stock on the Nasdaq Capital Market during regular trading hours as reported by Bloomberg L.P. during the five
trading
days immediately preceding the date of the Yorkville Advance Notice. The shares of New Scilex common stock, if any, that the Company elects to sell to YA II pursuant to a Yorkville Advance will be purchased at a price equal to
98
%
of the lowest daily VWAP (as defined below) during the

two
consecutive trading days commencing on the date of delivery of a Yorkville Advance Notice. “VWAP” means, for any trading day, the daily volume weighted average price of the New Scilex common stock for such trading day on the Nasdaq Capital Market as reported by Bloomberg L.P. during regular trading hours. The Company may also specify a certain minimum acceptable price per share in each Yorkville Advance.
As consideration for YA II’s commitment to purchase shares of New Scilex common stock at the Company’s direction upon the terms and subject to the conditions set forth in the Yorkville Purchase Agreement, the Company issued
250,000
shares of New Scilex common stock to YA II in connection with the execution of the Yorkville Purchase Agreement
.
On January 8, 2023, the Company entered into a standby equity purchase agreement (the “B. Riley Purchase Agreement”) with B. Riley Principal Capital II, LLC, a Delaware limited liability company (“B. Riley”). Pursuant to the B. Riley Purchase Agreement, the Company has the right to sell to B. Riley, from time to time during the term of the B. Riley Purchase Agreement, up to $500,000,000 of shares of New Scilex common stock, subject to certain limitations and conditions set forth therein. Upon the satisfaction of the conditions to B. Riley’s purchase obligation set forth in the B. Riley Purchase Agreement, including that a registration statement with respect to the shares to be issued to B. Riley thereunder be declared effective by the SEC, the Company will have the right, but not the obligation, from time to time at its discretion until the first day of the month next following the
36-month
anniversary of the date on which such registration statement has been declared effective by the SEC, to direct the B. Riley to purchase a specified amount of shares of New Scilex common stock (each such sale, an “Advance”) by delivering an irrevocable written notice to B. Riley (each, an “Advance Notice”).
The shares of New Scilex common stock, if any, that the Company elects to sell to B. Riley pursuant to an Advance will be purchased at a price equal to 98% of the VWAP (as defined below) during the period (such period, the “Pricing Period”) beginning at 9:30:01 a.m., New York City time, on the date of purchase of Advance Shares or such later time publicly announced as the official open of the primary (or “regular”) trading session on the Nasdaq Capital Market on such purchase date (the “Purchase Commencement Time”) and ending at the earliest of (i) 3:59 p.m., New York City Time, on the purchase date or such earlier time publicly announced as the official close of the primary (or “regular”) trading session on the Nasdaq Capital Market on such purchase date, (ii) immediately at such time following the Purchase Commencement Time for such purchase that the total number (or volume) of shares of New Scilex common stock traded on the Nasdaq Capital Market during such period has exceeded the Advance Share Volume Maximum (as defined below) for such purchase and (iii) if the Company so elects in the applicable Advance Notice for such Advance (such election, a “Limit Order Discontinue Election”), such time the sale price of the shares of New Scilex common stock traded on the Nasdaq Capital Market during such Pricing Period is less than the applicable minimum price threshold determined in accordance with the B. Riley Purchase Agreement. “VWAP” means, for the New Scilex common stock for a specified period, the dollar volume-weighted average price of the New Scilex common stock on the Nasdaq Capital Market for such period as reported by Bloomberg through its “AOR” function, subject to certain exceptions, qualifications and limitations. “Advance Share Volume Maximum” means, with respect to an Advance, if such Advance is a (i) purchase-Type A, a number of shares of New Scilex common stock that is equal to the quotient obtained by dividing (a) the Advance Share amount to be purchased by B. Riley, by (b) 0.10, and (ii) purchase-Type B, a number of shares of New Scilex common stock that is equal to the quotient obtained by dividing (a) the Advance Share amount to be purchased by B. Riley, by (b) 0.25 (in each case, subject to certain adjustments). The Company may also specify a certain minimum acceptable price per share in each Advance.
While there is no mandatory minimum amount for any Advance, subject to the terms and conditions of the B. Riley Purchase Agreement, an Advance may be for a number of shares of New Scilex common stock not to exceed (i) with respect to an Advance, purchase-Type A, such number of shares of New Scilex common stock that is equal to the lesser of: (a) 1,000,000, and (b) the product of (1) 0.10, multiplied by (2) the total number (or volume) of shares of New Scilex common stock traded on the Nasdaq Capital Market during the Pricing Period for such purchase-Type A, and (ii) with respect to an Advance, purchase-Type B, such number of shares of New Scilex common stock equal to the lesser of: (a) 1,000,000 and (b) the product of (1) 0.25, multiplied by (2) the total number (or volume) of shares of New Scilex common stock traded on the Nasdaq Capital Market during the Pricing Period for such purchase-Type B. The Company may also specify a certain minimum acceptable price per share in each Advance.
The B. Riley Purchase Agreement also provides that the Company has the right, but not the obligation, to sell to B. Riley, from time to time subject to certain limitations, at the Company’s sole and absolute discretion an additional number of shares of New Scilex common stock (each such additional sale, an “Additional Advance”) by delivering an irrevocable written notice to B. Riley. The purpose of the Additional Advance is to allow the Company to execute more than one advance request on a purchase date with B. Riley as each prior advance has been completed under the terms of the B. Riley Purchase Agreement. Each Additional Advance is generally subject to terms and conditions consistent with those of an Advance, except for, among other things, the time period of the pricing period for such Additional Advance.
As consideration for B. Riley’s commitment to purchase shares of New Scilex common stock at the Company’s direction upon the terms and subject to the conditions set forth in the B. Riley Purchase Agreement, the Company issued 250,000 shares of New Scilex common stock to B. Riley in connection with the execution of the B. Riley Purchase Agreement.

15.	Subsequent Events
The following events were identified subsequent to the balance sheet date.
SPAC Transaction
On March 17, 2022, the Company entered into an Agreement and Plan of Merger (as amended, the “Merger Agreement”) with Vickers Vantage Corp. I (“Vickers”), a SPAC, and Vantage Merger Sub, Inc., a wholly owned subsidiary of Vickers (“Merger Sub”). Pursuant to the terms of the Merger Agreement, (i) Merger
Sub will
merge with and into the Company
, with the Company surviving the merger (“combined company”) and (ii) become a wholly owned subsidiary of Vickers (collectively, the “SPAC Transaction”). The Merger is expected to close during the fourth quarter of 2022, and the Combined Company is expected to be listed on the Nasdaq Capital Market under the new ticker symbol “SCLX”. Completion of the SPAC Transaction is subject to the approval of Vickers and Company shareholders and the satisfaction or waiver of certain other closing conditions.
Scilex Pharma Note
Effective
February 14, 2022, Scilex Pharma issued to Sorrento a draw notice under the Letter of Credit as required under the terms of the Indenture because actual cumulative net sales of ZTlido from the issue date of the Scilex Pharma Notes through December 31, 2021 were less than a specified sales threshold for such period. As a result of the draw notice being issued, the Company paid to Scilex Pharma $
35.0
 million in a single
lump-sum
amount as a subordinated loan. Per the terms of the Amendment No. 3, in February 2022, Scilex Pharma repurchased Scilex Pharma Notes in an aggregate amount equal to $
20.0
 million at a purchase price in cash equal

to 100% of the principal amount. In addition, the draw down of the Letter of Credit triggered a requirement for Scilex Pharma to maintain a minimum cash balance of $10.0 million at all times going forward.
Effective
 February 15, 2022, in accordance with the Indenture, the principal amount of the Scilex Pharma Notes was increased by $
28.0
 million as actual cumulative net sales of ZTlido from the issue date of the Scilex Pharma Notes through December 31, 2021 did not equal or exceed a $
481.0
 million sales threshold for such period
.
Advances on Related Party Note Payable
On March 30, 2022, Sorrento made advances to the Company in the amount of $
23.0
 million under the related party note payable entered into on March 18, 2019 with Sorrento. See Note 13 for further discussion of the related party note payable.
SP-104
Acquisition from Sorrento
On May 12, 2022
, the Company and Sorrento entered into a bill of sale and assignment and assumption agreement (the “Bill of Sale”), pursuant to which Sorrento sold, conveyed, assigned and transferred to Scilex all of its rights, title and interest in and to Sorrento’s Delayed Burst Release Low Dose Naltrexone
(DBR-LDN)
asset and intellectual property rights, for the treatment of chronic pain, fibromyalgia and chronic post-COVID syndrome (collectively, the
“SP-104
Assets”) and the Company is currently analyzing the accounting treatment for the transaction. These assets had previously been acquired by Sorrento from Aardvark Therapeutics, Inc. (“Aardvark”) in April 2021 pursuant to an asset purchase agreement (the “Aardvark Asset Purchase Agreement”). Pursuant to the Bill of Sale, the Company assumed all of Sorrento’s rights, liabilities and obligations under the Aardvark Asset Purchase Agreement (the
“SP-104
Acquisition”).
As consideration for the
SP-104
Acquisition, the Company issued a promissory note in the aggregate principal amount of $
5.0
 million to Sorrento (the “2022 Promissory Note”). The 2022 Promissory Note matures seven years
from the date of issuance and bears interest at the rate equal to the lesser of (a)
2.66
% simple interest per annum and (b) the maximum interest rate permitted under law. The 2022 Promissory Note is payable in cash, shares of the Company common stock (any shares so issued, the
“
Consideration Shares”) or any combination thereof, at the Company’s sole discretion, and may be prepaid in whole or in part at any time without penalty. The Company also agreed to file with the SEC, a resale registration statement, relating to the resale by Sorrento of any Consideration Shares that may be issued to Sorrento, within
60
days of the issuance of such Consideration Shares.
As the successor to the Aardvark Asset Purchase Agreement, the Company is obligated to pay Aardvark (i) $
3,000,000
, upon initial approval by the FDA of a new drug application for the LDN Formulation (as defined in the
 Aardvark Asset Purchase Agreement) (which amount may be paid in shares of the Company’s common stock or cash, in the Company’s sole discretion) (the “Development Milestone Payment”) and (ii) $
20,000,000
, in cash, upon achievement of certain net sales by the Company of a commercial product that uses the LDN Formulation (the “Commercial Product”). The Company will also pay Aardvark certain royalties in the single digits based on percentages of annual net sales by the Company of a commercial product that uses the LDN Formulation. The royalty percentage is subject to reduction in certain circumstances. Royalties are due for so long as Commercial Product is covered by a valid patent in the country of sale or for ten years following the first commercial sale of the Commercial Product, whichever is longer.
In connection with its acquisition of the
SP-104
Assets, the Company has agreed that if it issues any shares of the Company’s common stock in respect of the Development Milestone Payment, the Company will prepare and file one or more registration statements with the SEC for the purpose of registering for resale such shares and is required to file such registration statement with the SEC within
60

days following the date on which any such shares are issued.
Tien-Li
Lee, MD, a member of the board of directors of the Company, is the founder, chief executive officer and a member of the board of directors of Aardvark.

Vicker's Vantage
SUBSEQUENT EVENTS
NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, other than as described below and elsewhere in these unaudited condensed consolidated financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.
On October 10, 2022, the Company extended the period of time to consummate a Business Combination to November 11, 2022. The Sponsors deposited $323,889 into the Trust Account made in the form of non-interest-bearing
loans. If the Company completes an initial business combination, the Company will, at the option of the Sponsors, repay the amounts evidenced by simple promissory notes. If a Business Combination is not consummated, the simple promissory notes will not be repaid by the Company and all amounts owed thereunder by the Company will be forgiven except to the extent that the Company has funds available to it outside of its Trust Account.
On

October 17, 2022, the Company and its Sponsors entered into a Debt Contribution Agreement (the “Debt Contribution Agreement”). The Debt Contribution Agreement relates to certain amounts owed by the Company to the Sponsors for payment of certain outstanding loans (the “Company Obligations”) as set forth in the Debt Contribution Agreement. Pursuant to the Debt
Contribu
tion Agreement, the Sponsors have agreed to contribute the Company Obligations to the Company in exc
hange for the issuance of that number of shares of shares of common stock, par value $
0.0001
 per share, of the Company, determined by dividing the Company Obligations by $
10.00
 (the “Contribution Shares”) to the Sponsors immediately prior to the consummation of the Business Combination but after the Domestication (as defined in the Merger Agreement). Upon the occurrence of the debt contribution and issuance of the Contribution Shares to the Sponsors pursuant to the Debt Contribution Agreement, the Company Obligation owed to the Sponsors shall be extinguished in its entirety and shall be of no further force or effect and shall be deemed satisfied in full.
In connection with the Debt Exchange Agreement, on October 17, 2022, Sorrento and Scilex entered into a letter agreement (the “Funding Commitment Letter”) pursuant to which, upon the written request of the Company (which request the Company shall make to the extent necessary to satisfy Net Tangible Asset Condition), Sorrento shall fund one or more loans to the Company in the amount set forth in such written request.

On October 17, 2022, as consideration for Sorrento agreeing to provide for funding under the Funding Commitment Letter, Vickers, the Sponsors, Sorrento and Maxim Group LLC, entered into the Warrant Transfer Agreement (the “Warrant Transfer Agreement”) for the transfer of certain private placement warrants held by the Sponsors to Sorrento in the event redemptions exceed certain thresholds specified in the Warrant Transfer Agreement.
On October 17, 2022, the Company entered into a Letter Agreement with Sorrento and the Sponsors (the “Letter Agreement”) to provide that certain shares held by the Sponsors will be released from the lock-up
restrictions only in an amount necessary to help satisfy the minimum public float requirement under the Listing Standards of the Nasdaq Stock Market LLC, which amount shall not exceed 1,500,000 shares.
On October 28, 2022, the proxy statement/prospectus was declared effective and the Company commenced with mailing the proxy materials to the Company’s shareholders ahead of the extraordinary general meeting of the Company’s shareholders on November 9, 2022.
To the Board of Directors and Stockholders of Scilex Holding Company
Opinion on the Financial Statements
We have audited the accompanying consolidated balance sheets of Scilex Holding Company (the Company) as of December 31, 2021 and 2020, the related consolidated statements of operations, stockholders’ deficit and cash flows for each of the two years in the period ended December 31, 2021, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2021 and 2020, and the results of its operations and its cash flows for the years then ended in conformity with U.S. generally accepted accounting principles.
The Company’s Ability to Continue as a Going Concern
The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. As discussed in Note 2 to the financial statements, the Company has suffered recurring losses from operations, has a working capital deficiency, and has stated that substantial doubt exists about the Company’s ability to continue as a going concern. Management’s evaluation of the events and conditions and management’s plans regarding these matters are also described in Note 2. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the Company’s auditor since 2020.
San Diego, California
May 13, 2022
To the stockholders and the Board of Directors of
Scilex Holding Company
Opinion on the Financial Statements
We have audited the accompanying consolidated statements of operations, stockholders’ equity, and cash flows of Scilex Holding Company and subsidiaries (the “Company”) for the year ended December 31, 2019, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the results of the Company’s operations and cash flows for the year ended December 31, 2019, in conformity with accounting principles generally accepted in the United States of America.
Going Concern
The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As discussed in Note 2 to the financial statements, the Company has suffered negative working capital, recurring losses from operations, recurring negative cash flows from operations and cumulative net losses that raise substantial doubt about its ability to continue as a going concern. Management’s plans in regard to these matters are also described in Note 2. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provide a reasonable basis for our opinion.
Other Matter
As discussed in Note 1 to the financial statements, the accompanying financial statements have been prepared from the separate records maintained by the Company and may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company of Sorrento Therapeutics, Inc. Portions of certain income and expenses represent allocations made from home-office items applicable to the Company as a whole.
/s/ Deloitte & Touche LLP
San Diego, California
April 23, 2020
We began serving as the Company’s auditor in 2018. In 2020 we became the predecessor auditor.

NOTE 11 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. The Company did not identify any subsequent events, other than noted below, that would have required adjustment or disclosure in the financial statements.
On January 10, 2022, the Company extended the period of time to consummate a Business Combination to April 11, 2022. The Sponsors deposited $1,035,000 into the Trust Account made in the form of non-interest-bearing
loans. If the Company completes an initial business combination, the Company will, at the option of the Sponsors, repay the amounts evidenced by the Convertible Promissory Notes or convert a portion or all of the total amount into warrants at a price of $0.75 per warrant, which warrants are identical to the Private Placement
Warrants issued.
If a Business Combination is not consummated, the Convertible Promissory Notes will not be repaid by the Company and all amounts owed thereunder by the Company will be forgiven except to the extent that the Company has funds available to it outside of its Trust Account.
On January 27, 2022, the Company entered into two additional Convertible Promissory Notes with the Sponsors pursuant to which the Sponsors agreed to loan the Company up to an additional aggregate principal amount of $500,000. The aggregate principal balance of the Convertible Promissory Notes amounted to $2,035,000.